Confidential material appearing in this document has been omitted and filed seperately with the Securities and Exchange Commission in accordance with The Securities Exchange Act of 1934, as amended, and rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                  11/13/2007
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

Confidential material appearing in this document has been omitted and filed seperately with the Securities and Exchange Commission in accordance with The Securities Exchange Act of 1934, as amended, and rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           20
                                         -----------
Form 13F Information Table Value Total:     $937,062
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Confidential material appearing in this document has been omitted and filed seperately with the Securities and Exchange Commission in accordance with The Securities Exchange Act of 1934, as amended, and rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABN AMRO HOLDING ADR           COM              000937102    12009  228726 SH       SOLE    0        SOLE      0    0
AK STEEL HOLDING               COM              001547108    71155 1619000 SH       SOLE    0        SOLE      0    0
ALCAN INC. CMN                 COM              013716105   121757 1216600 SH       SOLE    0        SOLE      0    0
ALLTEL CORP                    COM              020039103    17030  244400 SH       SOLE    0        SOLE      0    0
ALTERNATIVE ASSET MANAGEMENT   COM              02149U200     2475  250000 SH       SOLE    0        SOLE      0    0
ACQUISITION CORP
CERIDIAN CORP                  COM              156779100   146304 4211400 SH       SOLE    0        SOLE      0    0
DADE BEHRING                   COM              23342J206     7363   96439 SH       SOLE    0        SOLE      0    0
DOW JONES & CO INC             COM              260561105    25873  433400 SH       SOLE    0        SOLE      0    0
EMC CORPORATION MASS CMN       COM              009720308    10358  498000 SH       SOLE    0        SOLE      0    0
HARRAHS ENTERTAINMENT          COM              413619107   138870 1597500 SH       SOLE    0        SOLE      0    0
HILTON HOTELS CORP CMN         COM              432848109    71492 1537800 SH       SOLE    0        SOLE      0    0
INTERNATIONAL SECURITIES       COM              46031W204     2825   42500 SH       SOLE    0        SOLE      0    0
EXCHANGE HOLDINGS INC CMN
KRAFT FOODS                    COM              50075N104    52831 1530900 SH       SOLE    0        SOLE      0    0
LIBERTY MEDIA HOLDING CORP     COM              53071M302     8816   70625 SH       SOLE    0        SOLE      0    0
CAPITAL CMN SERIES A
MIRANT CORP                    COM              60467R100    39039  959675 SH       SOLE    0        SOLE      0    0
PDL BIOPHARMA INC.             COM              69329Y104    17519  810700 SH       SOLE    0        SOLE      0    0
STATION CASINO INC CMN         COM              857689103    11600  132600 SH       SOLE    0        SOLE      0    0
TERRA INDUSTRIES INC.          COM              880915103     6880  220100 SH       SOLE    0        SOLE      0    0
TXU CORP CMN                   COM              873168108   145926 2131250 SH       SOLE    0        SOLE      0    0
WASHINGTON GROUP INTERNATIONAL COM              938862208    26940  306800 SH       SOLE    0        SOLE      0    0
INC CMN
***                            ***                 ***         ***    ***  **       ***     *        ***       *    *
***                            ***                 ***         ***    ***  **       ***     *        ***       *    *
***                            ***                 ***         ***    ***  **       ***     *        ***       *    *